SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Property and equipment is stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computers	3 – 4 years
Molds	4 – 10 years
Equipment and furniture	10 – 17 years

Schedule of Accrued Warranty
The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2022, 2021 and 2020, respectively:

	2022	2021	2020
Balance at beginning of year	1,248	705	472
Cost incurred	(2,099)	(1,453)	(1,127)
Expense recognized	2,269	1,996	1,360
Balance at end of year	1,418	1,248	705